ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Accounts receivable
Accounts receivable				$ 172,401	$ 93,837
Less: allowance for doubtful accounts	$ 14,261	$ 14,329	$ 8,055	23,142	14,261
Accounts receivable, net				$ 149,259	$ 79,576
Movement of allowance for doubtful accounts
Balance at beginning of year	14,261	14,329	8,055
Charge to expenses	7,317	6,136	8,509
Write off		(5,170)	(1,822)
Exchange difference	(1,564)	1,034	413
Balance at end of year	$ 23,142	$ 14,261	$ 14,329